Shareholder Fees - FidelityMidCapValueK6Fund-PRO	Apr. 01, 2025 USD ($)
FidelityMidCapValueK6Fund-PRO | Fidelity Mid Cap Value K6 Fund
Shareholder Fees:
(fees paid directly from your investment)	none